SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Supplementary Cash Flow Information [Abstract]
Schedule of cash flow, supplemental disclosures
Non-Cash Investing and Financing Transactions

For the years ended December 31,	2018	2017
Interest capitalized to assets under construction (Note 21)	$8.3	$11.3
Issue of common shares on vesting of restricted share units (Note 29(a))	$2.3	$2.9

(b)    Net Change in Working Capital

For the years ended December 31,	2018	2017
Net (increase) decrease in:
Trade and other receivables	$1.7	$(0.2)
Inventories	(67.0)	(17.8)
Other assets	(28.0)	(35.1)
Net increase (decrease) in:
Trade and other payables	(39.9)	16.6
Other liabilities	(2.3)	13.8
Movement in above related to foreign exchange	(26.6)	8.7
Net change in working capital (i)	$(162.1)	$(14.0)

(i)	Change in working capital is net of items related to Property, Plant and Equipment.

(c)	Cash and Cash Equivalents

As at December 31,	2018	2017
Cash at bank	$96.3	$146.7
Bank short-term deposits	2.2	2.2
Total cash and cash equivalents (i)	$98.5	$148.9

(i)	Cash and cash equivalents consist of cash on hand, cash on deposit with banks, bank term deposits and highly liquid short-term investments with terms of less than 90 days from the date of acquisition.

(d)    Other Non-Cash Expenses (Recoveries)

For the years ended December 31,	2018	2017
Write off of assets	$10.7	$16.4
Revaluation of employees' pension plan	14.3	3.9
Provision on indirect taxes	5.7	(10.8)
Legal expenses (recoveries)	8.8	(33.0)
Other expenses	10.9	15.7
Total non-cash expenses (recoveries)	$50.4	$(7.8)

(e)     Changes in Liabilities Arising from Financing Activities

	Changes from financing cash flows				Other changes
	Balance at January 1, 2018	Debt issued	Debt repayments	Interest paid	Interest expense	Capitalized interest	Other	Balance at December 31, 2018
Debt	$1,857.7	$460.0	$(486.5)	$—	$—	$—	$(72.5)	$1,758.7
Accrued interest (i)	0.6	—	—	(80.1)	75.6	8.3	(3.8)	0.6
	$1,858.3	$460.0	$(486.5)	$(80.1)	$75.6	$8.3	$(76.3)	$1,759.3

	Changes from financing cash flows				Other changes
	Balance at January 1, 2017	Debt issued	Debt repayments	Interest paid	Interest expense	Capitalized interest	Other	Balance at December 31, 2017
Debt	$1,592.4	$730.0	$(460.9)	$—	$—	$—	$(3.8)	$1,857.7
Accrued interest (i)	0.8	—	—	(103.8)	72.7	11.3	19.6	0.6
	$1,593.2	$730.0	$(460.9)	$(103.8)	$72.7	$11.3	$15.8	$1,858.3

(i)	Included in Trade and other payables.